NOTE PAYABLE (Details Narrative)		12 Months Ended
	Dec. 12, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
[custom:UnsecuredPromissoryNote-0]			¥ 8,500,000	$ 8,500,000
Note Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
[custom:UnsecuredPromissoryNote-0]	$ 1,332,500
[custom:ProceedsFromPromissoryNotes]	1,250,000
[custom:OriginalIssueDiscount]	62,500
[custom:InvestorsFees]	$ 20,000
[custom:PercentageOfDebtInterest]	8.00%
[custom:PrepaymentOutstandingBalancePercentage]	120.00%
Maximum monthly redemption amount	$ 200,000
Outstanding balance of promissory notes	$ 200,000
[custom:PercentageOfOutstandingBalance]	1.00%
[custom:OutstandingBalanceInterestDescription-0]	the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law
[custom:AmortizedForDiscount]		$ 60,260	415,624
Interest expense		5,922	39,851
[custom:PrincipalFaceAmount]		1,272,240	¥ 8,775,000
[custom:UnamortizedForDiscount]		$ 60,260